COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lease-related Assets And Liabilities

The table below presents the lease-related assets and liabilities recorded on the consolidated balance sheet:

As of December 31, 2019
Assets
Operating Leases
Operating lease right-of-use assets	$2,040

Liabilities
Current liabilities
Current maturities of operating leases	$672
Long-term liabilities
Non-current operating leases	$1,373

Weighted Average Remaining Lease Term
Operating leases	1.66

Weighted Average Discount Rate
Operating leases	7.44%

Schedule of Lease Costs	The table below present certain information related to lease costs of operating leases the year ended December 31, 2019:
Year Ended December 31, 2019

Operating lease cost:	$643

Schedule of Supplemental Cash Flow Information Related to Leases
The table below presents supplemental cash flow information related to leases for the year ended December 31, 2019:

Year Ended December 31, 2019

Cash paid for amounts included in the measurement of leases liabilities:
Operating cash flows from operating leases	$807

Schedule of Reconciles Undiscounted Cash Flows
The table below reconciles the undiscounted cash flows for each of the first five years and total of the remaining years to the operating lease liabilities recorded on the consolidated balance sheet:

Operating Leases
For the year ended December 31, 2019
2020	$672
2021	564
2022	519
2023	518
Total minimum lease payments	2,273
Less: amount of lease payments representing interest	(228)
Present value of future minimum lease payments	2,045
Less: Current maturities of operating leases	672
Long-term operating leases liabilities	1,373
$2,045

Schedule of Future Minimum Payments Under Operating Leases	Future minimum lease commitments under non-cancelable operating lease agreements as of December 31, 2018 according to ASC 840, are as follows:
2019	$662
2020	613
2021	28
Total	$1,303